Exceptional items and remeasurements (Tables)	12 Months Ended
Mar. 31, 2026
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations

	2026	2025	2024
	£m	£m	£m
Included within operating profit
Exceptional items:
Net loss on disposal of NG Renewables	(96)	—	—
Net gain on the sale of Grain LNG	489	—	—
Transaction, separation and integration costs[1]	(17)	(65)	(44)
Changes in environmental provisions	—	146	(496)
Net gain on the sale of the ESO	—	187	—
Provision for UK electricity balancing costs	—	151	(498)
Impairment of joint venture	—	(303)	—
Major transformation programme	—	(74)	—
Cost efficiency programme	—	—	(65)
IFA fire	—	—	92
	376	42	(1,011)
Remeasurements – commodity contract derivatives	11	127	24
	387	169	(987)
1.Transaction, separation and integration costs represent the aggregate of distinct activities undertaken by the Group in the years presented.
Schedule of remeasurement, tax exceptional items and tax effect of exceptional items

	2026	2025	2024
	£m	£m	£m
Included within operating profit	387	169	(987)
Included within finance income and costs
Remeasurements:
Net gains on financial assets at fair value through profit and loss	2	1	4
Net (losses)/gains on financing derivatives	(56)	3	11
	(54)	4	15
Included within share of post-tax results of joint ventures and associates
Remeasurements:
Net losses on financial instruments	—	(2)	(64)
Total included within profit before tax	333	171	(1,036)
Included within tax
Tax on exceptional items	8	76	159
Tax on remeasurements	8	(36)	(7)
	16	40	152
Total exceptional items and remeasurements after tax	349	211	(884)
Analysis of total exceptional items and remeasurements after tax
Exceptional items after tax	384	118	(852)
Remeasurements after tax	(35)	93	(32)
Total exceptional items and remeasurements after tax	349	211	(884)